PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 98.6% of Net Assets
	ABS Car Loan – 16.5%
$ 280,000	Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/17/2024(a)	$285,001
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	161,044
20,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	20,570
105,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	107,383
15,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	15,173
5,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	5,015
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	119,751
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	20,600
130,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024(a)	132,705
7,250	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	7,261
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	105,607
105,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024(a)	107,288
50,958	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	51,357
28,459	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	28,712
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	124,660
15,000	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	15,410
140,939	CarMax Auto Owner Trust, Series 2020-1, Class A2, 1.870%, 4/17/2023(a)	141,958
85,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A(a)	85,813
140,000	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.680%, 10/12/2023, 144A(a)	140,042
42,615	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	42,802
61,937	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	62,287
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	5,091
9,662	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	9,726
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	35,900
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	35,807

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 10,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	$10,136
10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	10,161
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	15,676
45,000	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A	45,020
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	35,107
28,721	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	28,958
10,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A	10,099
20,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	20,353
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	26,251
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	30,068
518	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	519
20,655	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	20,917
35,117	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	35,589
62,073	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	62,528
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	36,046
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	10,624
40,000	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023	40,578
19,079	Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.350%, 2/15/2022	19,145
250,000	Ford Credit Auto Owner Trust, Series 2019-C, Class A3, 1.870%, 3/15/2024(a)	255,632
80,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024(a)	82,713
76,762	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	77,614
27,415	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	27,676
35,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	35,966
12,066	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	12,093
35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	35,622
65,000	GLS Auto Receivables Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	65,742
40,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023	40,002

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 69,248	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	$70,159
55,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	56,213
27,490	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A2, 1.830%, 1/17/2023	27,634
35,000	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	35,580
275,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A3, 1.830%, 1/18/2024(a)	281,242
70,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024	69,553
105,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024(a)	107,293
54,441	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.010%, 12/15/2021	54,648
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	100,177
50,000	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023	50,913
50,000	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023	50,011
125,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	126,524
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	26,804
54,879	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	55,250
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	30,843
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	50,775
60,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	60,243
10,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	10,044
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	64,980
135,000	Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3, 1.920%, 1/16/2024(a)	138,190
115,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024(a)	117,506
45,000	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023	45,555
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	25,273
100,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	101,534
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	25,376
72,778	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	74,004
165,000	World Omni Auto Receivables Trust, Series 2019-C, Class A3, 1.960%, 12/16/2024(a)	169,301

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 455,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.100%, 4/15/2025(a)	$458,658
80,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023(a)	81,648
35,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	35,075

		5,558,804

	ABS Credit Card – 3.0%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	103,850
230,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	236,422
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 0.486%, 1/20/2025(a)(b)	265,581
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	101,000
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	186,722
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	113,068

		1,006,643

	ABS Other – 0.8%
95,014	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	95,666
25,544	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	25,735
30,178	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	30,336
27,855	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	28,050
75,000	Verizon Owner Trust, Series 2020-A, Class A1A, 1.850%, 7/22/2024(a)	76,918

		256,705

	ABS Student Loan – 0.6%
36,579	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	37,181
155,308	SoFi Professional Loan Program Trust , Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	157,448

		194,629

	Aerospace & Defense – 0.3%
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	61,002
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	21,976
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,161

		85,139

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – 1.3%
$ 228,600	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.615%, 1/25/2027(a)(b)	$230,253
91,406	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.657%, 11/25/2026(a)(b)	91,931
54,996	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.517%, 6/25/2027(b)	55,272
39,997	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.506%, 6/25/2027(b)	40,022
3,885	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 0.317%, 9/25/2022(a)(b)	3,885
9,537	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	9,710

		431,073

	Airlines – 0.5%
100,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	100,130
25,000	Southwest Airlines Co., 5.125%, 6/15/2027	27,328
35,000	Southwest Airlines Co., 5.250%, 5/04/2025	38,548

		166,006

	Automotive – 5.2%
165,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	165,055
135,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	139,136
200,000	BMW Finance NV, 2.250%, 8/12/2022, 144A(a)	206,468
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	60,732
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	61,561
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	58,705
95,000	General Motors Co., 3-month LIBOR + 0.900%, 1.150%, 9/10/2021(b)	94,999
35,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	36,070
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	26,152
40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	41,338
50,000	Hyundai Capital America, 1.250%, 9/18/2023, 144A	49,889
15,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	15,400
45,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	46,590
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A(a)	105,852
165,000	PACCAR Financial Corp., MTN, 0.350%, 8/11/2023	164,768

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	$25,836
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,460
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	111,157
75,000	Toyota Motor Credit Corp., GMTN, 3.050%, 1/08/2021(a)	75,562
135,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022	135,285
115,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	120,149

		1,756,164

	Banking – 13.4%
150,000	Ally Financial, Inc., 3.050%, 6/05/2023	155,868
135,000	American Express Co., 3.700%, 11/05/2021(a)	139,491
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	216,815
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	112,062
110,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	110,829
75,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	78,335
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	67,437
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	71,051
15,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	15,591
75,000	Bank of Nova Scotia (The), 1.300%, 6/11/2025	76,444
150,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	155,031
150,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022(a)	154,899
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021(a)	50,304
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	15,135
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,169
135,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	139,911
105,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	110,846
15,000	Capital One Financial Corp., 3.750%, 3/09/2027	16,655
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	92,866

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 30,000	Comerica, Inc., 3.700%, 7/31/2023	$32,494
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	80,324
25,000	Fifth Third Bancorp, 2.600%, 6/15/2022	25,847
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,035
65,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	67,541
150,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	154,822
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	67,385
200,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 9/15/2023, variable rate thereafter), 0.848%, 9/15/2024	200,125
150,000	Morgan Stanley, GMTN, SOFR + 0.700%, 0.785%, 1/20/2023(b)	150,304
35,000	Royal Bank of Canada, GMTN, 1.600%, 4/17/2023	35,918
150,000	Royal Bank of Canada, GMTN, 1.950%, 1/17/2023(a)	155,162
110,000	Royal Bank of Canada, GMTN, 2.800%, 4/29/2022(a)	114,183
95,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	101,593
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 0.940%, 11/15/2021(a)(b)	201,182
150,000	State Street Corp., 1.950%, 5/19/2021(a)	151,642
35,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	38,057
20,000	Synchrony Financial, 2.850%, 7/25/2022	20,583
15,000	Synchrony Financial, 4.375%, 3/19/2024	16,231
110,000	Toronto Dominion Bank (The), GMTN, 2.550%, 1/25/2021(a)	110,800
165,000	Toronto-Dominion Bank (The), 0.750%, 9/11/2025	164,545
75,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	77,421
40,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	40,826
95,000	Truist Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021(a)	95,192
70,000	Truist Financial Corp., 2.700%, 1/27/2022	72,048
125,000	Truist Financial Corp., MTN, 1.125%, 8/03/2027	124,652
40,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	41,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 150,000	Westpac Banking Corp., 2.000%, 1/13/2023(a)	$155,495
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	166,219
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,804

		4,512,856

	Brokerage – 0.2%
55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	57,071
15,000	Charles Schwab Corp. (The), 3.250%, 5/21/2021	15,241

		72,312

	Building Materials – 0.4%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	10,125
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 0.896%, 3/01/2021(b)	110,042

		120,167

	Cable Satellite – 0.2%
60,000	Comcast Corp., 3.300%, 4/01/2027	67,845

	Chemicals – 0.9%
50,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	50,516
35,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	35,144
110,000	Element Solutions, Inc., 3.875%, 9/01/2028, 144A	107,937
125,000	Nutrition & Biosciences, Inc., 1.832%, 10/15/2027, 144A	125,567

		319,164

	Collateralized Mortgage Obligations – 2.4%
150,204	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.580%, 8/20/2069(a)(b)	150,063
2,692	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	2,749
2,410	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.735%, 9/20/2062(a)(b)(c)(d)	2,390
22,754	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)(c)(d)	22,692
20,266	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)	20,410
55,042	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	55,936
33,850	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.735%, 5/20/2066(a)(b)	33,925
30,497	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 0.405%, 10/20/2067(a)(b)	30,485

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 31,616	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.355%, 10/20/2064(a)(b)	$31,571
61,823	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.455%, 9/20/2068(a)(b)	61,690
52,088	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.555%, 10/20/2068(a)(b)	52,062
73,006	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 0.560%, 4/20/2069(a)(b)	73,181
254,189	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(a)(b)	254,165

		791,319

	Construction Machinery – 1.6%
105,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	105,500
30,000	Caterpillar Financial Services Corp., MTN, 0.450%, 9/14/2023	29,989
150,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	154,929
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	41,087
35,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	35,656
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	101,106
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	83,135

		551,402

	Consumer Cyclical Services – 1.3%
40,000	eBay, Inc., 1.900%, 3/11/2025	41,688
45,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	49,631
75,000	Mastercard, Inc., 3.300%, 3/26/2027	85,492
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027, 144A	115,109
70,000	VISA, Inc., 1.900%, 4/15/2027	74,346
70,000	Western Union Co. (The), 4.250%, 6/09/2023	75,578

		441,844

	Consumer Products – 0.2%
50,000	Hasbro, Inc., 3.550%, 11/19/2026	52,978

	Diversified Manufacturing – 0.9%
15,000	Amphenol Corp., 2.050%, 3/01/2025	15,730
30,000	Carrier Global Corp., 1.923%, 2/15/2023, 144A	30,867

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Diversified Manufacturing – continued
$ 25,000	General Electric Co., 3.450%, 5/01/2027	$26,470
35,000	Honeywell International, Inc., 1.850%, 11/01/2021	35,565
105,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 0.754%, 4/05/2023(b)	104,919
85,000	Trane Technologies Global Holding Co. Ltd., 2.900%, 2/21/2021	85,817

		299,368

	Electric – 6.0%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	47,941
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	26,843
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	75,565
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	130,243
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	139,791
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	32,292
165,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 0.776%, 9/15/2023(b)	165,264
60,000	DTE Energy Co., Series F, 1.050%, 6/01/2025	59,967
90,000	Duke Energy Corp., 0.900%, 9/15/2025	90,013
5,000	Edison International, 4.950%, 4/15/2025	5,473
70,000	Entergy Corp., 0.900%, 9/15/2025	69,719
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	137,083
70,000	Exelon Corp., 2.450%, 4/15/2021	70,606
30,000	Liberty Utilities Finance GP, 2.050%, 9/15/2030, 144A	29,575
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	70,838
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	116,308
35,000	PSEG Power LLC, 3.850%, 6/01/2023	37,655
30,000	San Diego Gas & Electric Co., Series VVV, 1.700%, 10/01/2030	29,881
25,000	Southern California Edison Co., Series 20C, 1.200%, 2/01/2026	24,866
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	90,955
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	78,875

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 170,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	$170,305
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	140,206
170,000	Xcel Energy, Inc., 0.500%, 10/15/2023	169,915

		2,010,179

	Energy – 0.1%
50,000	Pioneer Natural Resources Co., 1.900%, 8/15/2030	46,896

	Finance Companies – 2.1%
110,000	Air Lease Corp., 2.500%, 3/01/2021	110,663
90,000	Aircastle Ltd., 5.250%, 8/11/2025, 144A	88,128
75,000	Ares Capital Corp., 3.250%, 7/15/2025	74,291
35,000	Ares Capital Corp., 3.875%, 1/15/2026	35,645
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	69,274
115,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	115,694
25,000	FS KKR Capital Corp., 4.125%, 2/01/2025	24,843
15,000	Navient Corp., 5.000%, 3/15/2027	14,085
80,000	Navient Corp., MTN, 7.250%, 1/25/2022	82,000
20,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	20,110
65,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	65,847

		700,580

	Financial Other – 0.3%
110,000	ORIX Corp., 2.900%, 7/18/2022(a)	113,865

	Food & Beverage – 2.0%
90,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	99,171
165,000	Coca-Cola Co. (The), 1.000%, 3/15/2028	164,855
25,000	Hershey Co. (The), 0.900%, 6/01/2025	25,130
150,000	Mondelez International, Inc., 0.625%, 7/01/2022	150,527
40,000	Mondelez International, Inc., 1.875%, 10/15/2032	39,906
115,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	118,306

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Food & Beverage – continued
$ 75,000	Sysco Corp., 5.650%, 4/01/2025	$88,695

		686,590

	Gaming – 0.1%
45,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	48,862

	Health Insurance – 0.2%
80,000	Centene Corp., 3.000%, 10/15/2030	81,616

	Healthcare – 1.9%
75,000	Baxter International, Inc., 3.750%, 10/01/2025, 144A	85,082
57,000	Cigna Corp., 3.750%, 7/15/2023(a)	61,769
63,000	CVS Health Corp., 3.700%, 3/09/2023	67,510
110,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	105,991
135,000	McKesson Corp., 3.650%, 11/30/2020	135,730
30,000	Universal Health Services, Inc., 2.650%, 10/15/2030, 144A	29,858
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 0.977%, 3/19/2021(b)	140,025

		625,965

	Independent Energy – 0.7%
30,000	Canadian Natural Resources Ltd., 2.950%, 7/15/2030	30,222
60,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	64,724
35,000	EQT Corp., 7.875%, 2/01/2025	38,796
25,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	22,912
75,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	75,467

		232,121

	Integrated Energy – 1.6%
75,000	BP Capital Markets America, Inc., 3.194%, 4/06/2025	82,442
135,000	BP Capital Markets PLC, 3-month LIBOR + 0.250%, 0.506%, 11/24/2020(a)(b)	135,050
75,000	Exxon Mobil Corp., 3.294%, 3/19/2027	84,422
70,000	Shell International Finance BV, 2.375%, 4/06/2025	74,622
80,000	Shell International Finance BV, 2.750%, 4/06/2030	87,479

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 70,000	Total Capital International S.A., 2.218%, 7/12/2021	$70,916

		534,931

	Life Insurance – 6.1%
20,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	20,105
60,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	59,617
50,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	51,499
45,000	American International Group, Inc., 2.500%, 6/30/2025	48,056
80,000	American International Group, Inc., 3.300%, 3/01/2021	80,769
75,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	77,305
30,000	Athene Global Funding, 2.550%, 6/29/2025, 144A	30,884
80,000	Equitable Financial Life Global Funding, 1.400%, 8/27/2027, 144A	80,299
105,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	112,888
75,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	74,832
110,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	110,914
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	123,367
150,000	Jackson National Life Global Funding, SOFR + 0.600%, 0.692%, 1/06/2023, 144A(b)	150,206
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	140,104
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	22,558
40,000	Manulife Financial Corp., 2.484%, 5/19/2027	42,807
150,000	Metropolitan Life Global Funding I, 1.950%, 1/13/2023, 144A(a)	155,094
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	154,688
140,000	New York Life Global Funding, 0.950%, 6/24/2025, 144A(a)	141,386
70,000	Principal Life Global Funding II, 1.250%, 6/23/2025, 144A	71,301
150,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	152,122
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	71,643
80,000	Unum Group, 4.500%, 3/15/2025	88,862

		2,061,306

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Lodging – 0.4%
$ 10,000	Choice Hotels International, Inc., 3.700%, 1/15/2031	$10,523
10,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	10,766
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 0.846%, 12/01/2020(b)	129,769

		151,058

	Media Entertainment – 0.3%
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,000
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	61,800

		86,800

	Metals & Mining – 0.6%
40,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	42,058
55,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	53,475
20,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	21,672
90,000	Reliance Steel & Aluminum Co., 1.300%, 8/15/2025	89,888

		207,093

	Midstream – 1.2%
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	80,087
10,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	10,034
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	85,634
120,000	MPLX LP, 3.375%, 3/15/2023	126,426
55,000	NuStar Logistics LP, 5.750%, 10/01/2025	56,804
30,000	ONEOK, Inc., 5.850%, 1/15/2026	34,503
10,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	9,697

		403,185

	Natural Gas – 1.0%
60,000	Atmos Energy Corp., 1.500%, 1/15/2031	59,758
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	128,534
165,000	NiSource, Inc., 0.950%, 8/15/2025	164,827

		353,119

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 0.5%
$ 171,304	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	$176,632

	Oil Field Services – 0.0%
10,000	Schlumberger Investment S.A., 2.650%, 6/26/2030	10,095

	Pharmaceuticals – 2.1%
75,000	AbbVie, Inc., 2.150%, 11/19/2021, 144A	76,393
135,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	145,906
60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	65,010
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,308
45,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022	47,728
165,000	Gilead Sciences, Inc., 1.200%, 10/01/2027	165,497
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	64,781
45,000	Royalty Pharma PLC, 1.750%, 9/02/2027, 144A	45,117
75,000	Upjohn, Inc., 2.300%, 6/22/2027, 144A	77,666

		698,406

	Property & Casualty Insurance – 1.0%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 0.848%, 3/29/2023(b)	80,625
150,000	AON Corp., 2.200%, 11/15/2022	155,204
25,000	Assurant, Inc., 4.200%, 9/27/2023	26,760
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	70,534

		333,123

	Refining – 0.7%
105,000	Marathon Petroleum Corp., 4.500%, 5/01/2023	113,317
85,000	Phillips 66, 3-month LIBOR + 0.600%, 0.834%, 2/26/2021(b)	85,009
50,000	Valero Energy Corp., 2.150%, 9/15/2027	49,798

		248,124

	REITs – Diversified – 0.4%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	130,747

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs – Health Care – 0.1%
$ 20,000	Welltower, Inc., 2.750%, 1/15/2031	$20,609

	REITs – Hotels – 0.2%
80,000	Host Hotels & Resorts LP, 3.500%, 9/15/2030	76,577

	REITs – Mortgage – 0.2%
35,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	30,275
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	34,976

		65,251

	REITs – Office Property – 0.4%
140,000	Office Properties Income Trust, 4.500%, 2/01/2025	141,647

	REITs – Regional Malls – 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	128,322
45,000	Simon Property Group LP, 3.500%, 9/01/2025	49,327

		177,649

	REITs – Shopping Centers – 0.3%
100,000	Federal Realty Investment Trust, 3.950%, 1/15/2024	108,321

	REITs – Single Tenant – 0.1%
25,000	Spirit Realty LP, 3.200%, 2/15/2031	24,397

	Restaurants – 0.3%
80,000	McDonald’s Corp., MTN, 3.500%, 7/01/2027	91,098

	Retailers – 1.6%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	113,451
20,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	19,650
60,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	65,216
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	135,406
20,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	19,675
30,000	Levi Strauss & Co., 5.000%, 5/01/2025	30,694
85,000	NIKE, Inc., 2.750%, 3/27/2027	94,538

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Retailers – continued
$ 45,000	PVH Corp., 4.625%, 7/10/2025, 144A	$46,912

		525,542

	Supermarkets – 0.3%
85,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	84,347

	Technology – 3.8%
30,000	Broadcom, Inc., 3.150%, 11/15/2025	32,494
71,000	Broadcom, Inc., 3.459%, 9/15/2026	77,753
60,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	59,775
60,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025, 144A	69,911
15,000	DXC Technology Co., 4.125%, 4/15/2025	16,207
15,000	Equinix, Inc., 1.800%, 7/15/2027	15,140
90,000	Flex Ltd., 3.750%, 2/01/2026	98,300
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	107,493
50,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	56,540
30,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 0.929%, 3/12/2021(b)	30,061
25,000	Hewlett Packard Enterprise Co., 1.450%, 4/01/2024	25,286
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	110,898
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	140,181
35,000	Infor, Inc., 1.450%, 7/15/2023, 144A	35,481
10,000	Jabil, Inc., 3.000%, 1/15/2031	10,210
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	75,576
50,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	51,752
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021	20,443
85,000	Micron Technology, Inc., 2.497%, 4/24/2023	88,269
80,000	NCR Corp., 5.000%, 10/01/2028, 144A	80,064
30,000	NetApp, Inc., 1.875%, 6/22/2025	31,074
15,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	16,212

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	$21,788

		1,270,908

	Tobacco – 1.1%
20,000	Altria Group, Inc., 2.350%, 5/06/2025	21,132
95,000	Altria Group, Inc., 3.800%, 2/14/2024(a)	103,838
60,000	BAT Capital Corp., 4.700%, 4/02/2027	68,834
170,000	BAT International Finance PLC, 1.668%, 3/25/2026	170,578

		364,382

	Transportation Services – 1.2%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	52,626
60,000	FedEx Corp., 3.400%, 1/14/2022	62,196
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	102,336
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	86,898
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	38,180
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	57,457

		399,693

	Treasuries – 9.3%
1,790,000	U.S. Treasury Note, 0.125%, 6/30/2022(a)	1,790,000
1,080,000	U.S. Treasury Note, 0.125%, 7/31/2022(a)	1,080,000
270,000	U.S. Treasury Note, 0.250%, 8/31/2025	269,789

		3,139,789

	Wirelines – 0.2%
75,000	Verizon Communications, Inc., 3.000%, 3/22/2027	83,502

	Total Bonds and Notes (Identified Cost $32,451,157)	33,199,423

Short-Term Investments – 2.4%
813,614	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $813,614 on 10/01/2020 collateralized by $830,000 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $829,935 including accrued interest(e) (Identified Cost $813,614)	813,614

	Total Investments – 101.0% (Identified Cost $33,264,771)	$34,013,037
	Other assets less liabilities – (1.0)%	(326,093)

	Net Assets – 100.0%	$33,686,944

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(c)	Fair valued by the Fund’s adviser. At September 30, 2020, the value of these securities amounted to $27,831 or 0.1% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $7,286,449 or 21.6% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury

FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2020	30	$6,625,764	$6,628,828	$3,064

At September 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/31/2020	16	$2,014,395	$2,016,500	$(2,105)
10 Year U.S. Treasury Note	12/21/2020	21	2,921,741	2,930,156	(8,415)

Total					$(10,520)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$763,488	$27,831	(a)	$791,319
All Other Bonds and Notes*	—	32,408,104	—		32,408,104

Total Bonds and Notes	—	33,171,592	27,831		33,199,423

Short-Term Investments	—	813,614	—		813,614
Futures Contracts (unrealized appreciation)	3,064	—	—		3,064

Total	$3,064	$33,985,206	$27,831		$34,016,101

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(10,520)	$—	$—		$(10,520)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or September 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$15,131	$—	$1,205	$(796)	$13	$(85,759)	$98,037	$—	$27,831	$(827)

A debt security valued at $98,037 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2020:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$3,064

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(10,520)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 54,597	$ 54,597

Industry Summary at September 30, 2020 (Unaudited)

ABS Car Loan	16.5%
Banking	13.4
Treasuries	9.3
Life Insurance	6.1
Electric	6.0
Automotive	5.2
Technology	3.8
ABS Credit Card	3.0
Collateralized Mortgage Obligations	2.4
Finance Companies	2.1
Pharmaceuticals	2.1
Food & Beverage	2.0
Other Investments, less than 2% each	26.7
Short-Term Investments	2.4

Total Investments	101.0
Other assets less liabilities (including futures contracts)	(1.0)

Net Assets	100.0%